Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 46,350	$ 757	$ 735
Accounts receivable, net of allowance for doubtful accounts of $545,420 at March 31, 2021, $545,420 at December 31, 2020 and $542,745 at December 31, 2019	5,826		2,675
Total current assets	52,176	757	3,410
Property and equipment, net	153,920	9,798	20,789
Other assets:
Intangible assets, net	106,133
Deposits	5,000	5,000	5,000
Other assets	11,860
Total other assets	276,913	5,000	5,000
Total assets	329,089	15,555	29,199
Current liabilities:
Current portion of debt	1,011,914	896,584	764,359
Convertible notes payable, net of debt discounts of $134,914 and $5,238 at March 31, 2021, December 31, 2020 and December 31, 2019, respectively	31,086	10,762
Accounts payable	2,954,238	2,948,964	2,919,628
Accrued expenses	145,062	156,051	78,272
Deferred compensation	86,307	86,307	105,325
Accrued interest	180,242	162,074	88,924
Customer deposits payable	68,851	68,851	68,851
Derivative liability	351,380	43,444
Total current liabilities	4,829,080	4,373,037	4,025,359
Long-term liabilities:
Long-term portion of debt			123,750
Total long-term liabilities			123,750
Total liabilities	4,829,080	4,373,037	4,149,109
STOCKHOLDERS' DEFICIT
Common stock, $.0001 par value; 250,000,000 shares authorized; 134,968,818, 129,836,060, and 105,051,540 shares issued and outstanding as of March 31, 2021, December 31, 2020 and December 31, 2019, respectively	13,497	12,984	10,505
Preferred Stock, $.0001 par value, $1 per share stated value, 2,000,000 shares authorized; 31,000, 31,000 and 0 shares of Series B Convertible Preferred Stock issued and outstanding as of March 31, 2021 and December 31, 2020 and December 31, 2019, respectively	31,000	31,000
Additional paid-in capital	3,560,004	3,374,888	2,913,369
Accumulated deficit	(8,104,492)	(7,776,354)	(7,043,784)
Total stockholders' deficit	(4,499,991)	(4,357,482)	(4,119,910)
Total liabilities and stockholders' deficit	$ 329,089	$ 15,555	$ 29,199